COMMON STOCK OPTIONS AND WARRANTS (Schedule of Options Activity) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Outstanding at beginning of period	163,010	160,152
Granted	310,290	8,572
Forfeited	(161,402)	(14,286)
Outstanding at end of period	311,898	163,010	160,152
Exercisable at end of period	162,474	145,857
Weighted Average Exercise Price
Outstanding at beginning of period	$ 14.00	$ 14.00
Granted	5.39	14.00
Forfeited	14.00	14.00
Outstanding at end of period	5.46	14.00	$ 14.00
Exercisable at end of period	$ 6.08	$ 14.00
Remaining Average Remaining Contractual Term (Years)
Outstanding	4 years 8 months 12 days	3 years 4 months 24 days
Granted	4 years 9 months 18 days	5 years
Exercisable	4 years 8 months 12 days	3 years 4 months 24 days
Employee Stock Options [Member]
Shares
Outstanding at beginning of period	163,010	160,152
Granted		17,144	160,152
Forfeited		(14,286)
Outstanding at end of period		163,010	160,152
Exercisable at end of period		154,438	145,858
Weighted Average Exercise Price
Outstanding at beginning of period	$ 14.00	$ 14.00
Granted		14.00	14.00
Forfeited		14.00
Outstanding at end of period		14.00	14.00
Exercisable at end of period		$ 14.00	$ 14.00
Remaining Average Remaining Contractual Term (Years)
Outstanding		3 years 4 months 24 days	4 years 3 months 19 days
Granted		5 years	5 years
Exercisable		3 years 4 months 24 days	4 years 3 months 19 days
Aggregate Intrinsic Value
Outstanding
Exercisable